Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases
6.	Leases

Right-of-use assets

The Group entered into a tenancy arrangement with Housing Development Board to renew the tenancy of the Premises for a term of 3 years, commencing from July 1, 2021 at monthly rental SGD 2,250. The lease ended on June 30, 2024 and was renewed for a term of 3 years, commencing from July 1, 2024, at monthly rental of SGD 2,250. During the financial year ended December 31, 2023, the Group also entered into a tenancy arrangement with Faith Global Pte Ltd to renew a tenancy of an office premise for a term of 2.5 years, commencing from July 1, 2023. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group purchased security equipment at cost amounting to USD 201,061 (2024: USD 166,227) by finance lease arrangements amounting to USD 103,935 (2024: USD 130,324) at interest rate of 4.7%-5.3% (2024: 2.99%) repayable by 48 and 60 monthly instalments during six months ended June 30, 2025 and years ended December 31, 2024 respectively.

The carrying amounts of right-of-use assets are as below:

	Office premise	Security equipment	Total
	USD	USD	USD
At January 1, 2024	79,382	98,047	177,429
Addition	57,528	166,227	223,755
Depreciation expense	(53,743)	(20,919)	(74,662)
Foreign currency translation	(1,535)	(2,655)	(4,190)
At December 31, 2024	81,632	240,700	322,332
Addition	-	201,061	201,061
Depreciation expense	(27,267)	(27,095)	(54,362)
Foreign currency translation	4,489	15,027	19,516
At June 30, 2025	58,854	429,693	488,547
	Operating Lease	Finance Lease	Total
	USD	USD	USD
Lease liabilities
At January 1, 2024	81,297	68,606	149,903
Foreign currency translation	(2,524)	(2,200)	(4,724)
Addition during the year	57,528	130,324	187,852
Lease payments	(55,135)	(25,446)	(80,581)
Accretion of interest	1,901	5,811	7,712
At December 31, 2024	83,067	177,095	260,162
Foreign currency translation	5,530	11,913	17,443
Addition during the year	-	103,935	103,935
Lease payments	(29,393)	(26,735)	(56,128)
Accretion of interest	835	5,344	6,179
At June 30, 2025	60,039	271,552	331,591

	June 30, 2025	December 31, 2024
	USD	USD
Represented by:
Current liabilities	101,677	89,438
Non-current liabilities	229,914	170,724
	331,591	260,162

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during six months ended June 30, 2025, and December 31, 2024 were 2.25%.

The following table summarizes the maturity of lease liabilities:

Six-month ended June 30, 2025	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	115,805	249,039	-	364,844
Interest expense	(14,128)	(19,125)	-	(33,253)
	101,677	229,914	-	331,591

Year ended December 31, 2024	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	103,063	182,499	-	285,562
Interest expense	(13,625)	(11,775)	-	(25,400)
	89,438	170,724	-	260,162